Note Receivable - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 16, 2024	May 14, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest			$ 233,000	$ 133,000	$ 428,000	$ 538,000	$ 695,000	$ 289,000
Discontinued Operations [Member] | GoodWheat [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of net consideration	$ 3,700,000
Loss on sale of brand	$ 1,500
Payment to aquire promissory note		$ 2,000,000
Promissory note, current and non current.		$ 6,000,000
Promissory note term		3 years
Promissory note interest description		Wall Street Journal prime rate
Promissory note principal receviable each year		$ 2,000,000
Fair value of embedded derivative note receivable			250,000		250,000
Discounted promissory note			545,000		545,000
Amortization of discount			60,000		89,000
Accrued interest			$ 126,000		$ 193,000